Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets, Net
Beginning balance	$ 3,336,917	$ 6,085,861
Depreciation for the year	(903,253)	(1,079,740)
Ending balance	4,184,501	3,336,917
Cost
Right-of-use Assets, Net
Beginning balance	11,893,798	13,453,670
Additions	1,793,862	844,333
Retirements	(204,512)	(2,412,265)
Effect of translation	(4,839)	8,060
Ending balance	13,478,309	11,893,798
Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(8,556,881)	(7,367,809)
Depreciation for the year	(903,253)	(1,079,740)
Retirements and impairment adjustments	162,361
Retirements		(105,009)
Effect of translation	3,965	(4,323)
Ending balance	(9,293,808)	(8,556,881)
Buildings
Right-of-use Assets, Net
Beginning balance	2,316,672	3,912,835
Ending balance	2,000,929	2,316,672
Buildings | Cost
Right-of-use Assets, Net
Beginning balance	4,496,255	6,265,727
Additions	196,653	559,229
Retirements	(99,995)	(2,336,761)
Effect of translation	(4,839)	8,060
Ending balance	4,588,074	4,496,255
Buildings | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(2,179,583)	(2,352,892)
Depreciation for the year	(457,132)	(481,146)
Retirements and impairment adjustments	45,605
Retirements		658,778
Effect of translation	3,965	(4,323)
Ending balance	(2,587,145)	(2,179,583)
Satellite Transponders
Right-of-use Assets, Net
Beginning balance		1,068,905
Satellite Transponders | Cost
Right-of-use Assets, Net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(4,275,619)	(3,206,714)
Depreciation for the year		(285,041)
Retirements		(783,864)
Ending balance	(4,275,619)	(4,275,619)
Networks and Technical Equipment
Right-of-use Assets, Net
Beginning balance	773,032	828,644
Ending balance	1,296,486	773,032
Networks and Technical Equipment | Cost
Right-of-use Assets, Net
Beginning balance	2,348,340	2,230,176
Additions	797,359	118,164
Ending balance	3,145,699	2,348,340
Networks and Technical Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,575,308)	(1,401,532)
Depreciation for the year	(273,905)	(182,738)
Retirements		8,962
Ending balance	(1,849,213)	(1,575,308)
Computer Equipment
Right-of-use Assets, Net
Beginning balance	5,683	59,528
Ending balance		5,683
Computer Equipment | Cost
Right-of-use Assets, Net
Beginning balance	102,641	142,203
Retirements	(102,641)	(39,562)
Ending balance		102,641
Computer Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(96,958)	(82,675)
Depreciation for the year	(19,798)	(25,398)
Retirements and impairment adjustments	116,756
Retirements		11,115
Ending balance		(96,958)
Others
Right-of-use Assets, Net
Beginning balance	241,530	215,949
Ending balance	887,086	241,530
Others | Cost
Right-of-use Assets, Net
Beginning balance	670,943	539,945
Additions	799,850	166,940
Retirements	(1,876)	(35,942)
Ending balance	1,468,917	670,943
Others | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(429,413)	(323,996)
Depreciation for the year	(152,418)	(105,417)
Ending balance	$ (581,831)	$ (429,413)